Borrowings:	12 Months Ended
Dec. 31, 2011
Federal Funds Purchased and Securities Sold Under Agreements To Repurchase:/Borrowings: [Abstract]
BORROWINGS:

N O T E   H - B O R R O W I N G S :

At December 31, 2011, the Company was able to borrow up to $37,399,199 from the Federal Reserve Bank Discount Window Primary Credit Program. The borrowing limit is based on the amount of collateral pledged, with certain loans from the Bank’s portfolio serving as collateral. Borrowings bear interest at 25 basis points over the current fed funds rate and have a maturity of one day. There was no outstanding balance at December 31, 2011.

At December 31, 2011, the Company had $53,323,568 outstanding in advances under a $118,212,202 line of credit with the Federal Home Loan Bank of Dallas (“FHLB”). One advance in the amount of $19,000,000 bears interest at a fixed rate of .12%. One advance in the amount of $10,000,000 bears interest at a fixed rate of .14%. Two advances totaling $20,000,000 bear interest at .12%. One advance in the amount of $1,200,000 bears interest at a fixed rate of .20%. All of these advances mature in 2012. The remaining balance consists of smaller advances bearing interest from 3.04% to 7.00% with maturity dates from 2015 – 2042. The advances are collateralized by a blanket floating lien on the Company’s residential first mortgage loans which totaled $58,903,986 at December 31,2011.